CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net Revenues	¥ 126,089	$ 18,339	¥ 71,858	¥ 5,259
Operating costs and expenses:
Cost of services	(80,017)	(11,638)	(37,483)	(12,749)
Sales and marketing	(92,465)	(13,448)	(63,295)	(43,398)
General and administrative	(251,384)	(36,562)	(224,321)	(247,408)
Service development expenses	(61,909)	(9,004)	(58,592)	(70,741)
Total operating expenses	(485,775)	(70,652)	(383,691)	(374,296)
Other operating income	12,638	1,838	1,204	2,731
Government grant	7,620	1,108	6,789	10,017
Indemnity cost	0	0	0	(9,979)
Other operating expenses	(5,060)	(736)	(34,691)	(1,915)
Operating loss from continuing operations	(344,488)	(50,103)	(338,531)	(368,183)
Other income/(expenses), net	(43)	(6)	821	0
Interest income	15,308	2,226	20,032	23,859
Loss from equity method investments	(15,025)	(2,185)	(2,128)	(406)
Impairment of equity method investments	(149,896)	(21,801)	(28,781)	0
Gain from disposal of subsidiaries	2,805	408	5,477	136,914
Changes in fair value of contingent considerations	0	0	(2,384)	0
Loss before income taxes from continuing operations	(491,339)	(71,461)	(345,494)	(207,816)
Income taxes (expenses) benefits	19,602	2,851	14,025	(2,143)
Net loss from continuing operations	(471,737)	(68,610)	(331,469)	(209,959)
Income from discontinued operations, net of income taxes	2,183	316	15,327	707
Gain on disposal of discontinued operations, net of income taxes	10,160	1,478	0	0
Net income from discontinued operations, net of income taxes	12,343	1,794	15,327	707
Net loss	(459,394)	(66,816)	(316,142)	(209,252)
Net loss from continuing operations attributable to noncontrolling interest and redeemable noncontrolling interest	(8,820)	(1,283)	(6,734)	(6,633)
Net income from discontinued operations attributable to noncontrolling interest	1,099	161	7,691	346
Less: Net (loss) income attributable to the noncontrolling interest	(4,486)	(652)	1,524	(6,287)
Less: Net (loss) attributable to redeemable noncontrolling interest	(3,235)	(470)	(567)	0
Net loss attributable to 500.com Limited	(451,673)	(65,694)	(317,099)	(202,965)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	23,023	3,349	(55,805)	82,347
Unrealized gain (loss) on available for sale investments	0	0	(733)	754
Other comprehensive income (loss), net of tax	23,023	3,349	(56,538)	83,101
Comprehensive loss	(436,371)	(63,467)	(372,680)	(126,151)
Less: Comprehensive (loss) income attributable to redeemable noncontrolling interest and noncontrolling interest	(6,383)	(928)	1,348	(6,287)
Comprehensive loss attributable to 500.com Limited	¥ (429,988)	$ (62,539)	¥ (374,028)	¥ (119,864)
Losses per share for Class A and Class B ordinary shares outstanding-Basic and Diluted:
Net loss from continuing operations | (per share)	¥ (1.13)	$ (0.164)	¥ (0.80)	¥ (0.49)
Net income from discontinued operations | (per share)	0.03	0.004	0.02	0.001
Net loss | (per share)	(1.10)	(0.16)	(0.78)	(0.489)
Losses per American Depositary Share ("ADS") (1 ADS represents 10 Class A ordinary shares)-Basic and Diluted
Net loss from continuing operations | (per share)	(11.28)	(1.64)	(7.95)	(4.90)
Net income from discontinued operations | (per share)	0.27	0.04	0.19	0.01
Net loss | (per share)	¥ (11.01)	$ (1.60)	¥ (7.76)	¥ (4.89)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	418,911,292	418,911,292	408,310,122	414,872,756
Diluted	418,911,292	418,911,292	408,310,122	414,872,756